MINERAL PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
MINERAL PROPERTY, PLANT AND EQUIPMENT
Schedule of Exploration and Evaluation Assets
Year ended December 31, 2025	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning balance	$80,491	$2,606	$83,097
Addition	–	28	28
Disposal of mineral property interest [2]	(50,038)	–	(50,038)
Ending balance	30,453	2,634	33,087

Accumulated depreciation
Beginning balance	–	(2,258)	(2,258)
Depreciation charge for the period [4]	–	(172)	(172)
Ending balance	–	(2,430)	(2,430)

Foreign currency translation difference
Beginning balance	37,025	262	37,287
Movement for the period	(4,750)	(25)	(4,775)
Ending balance	32,275	237	32,512

Net carrying value – December 31, 2025	$62,728	$441	$63,169
Year ended December 31, 2024	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning balance	$94,317	$2,249	$96,566
Disposal of mineral property interest [2]	(13,826)	–	(13,826)
Addition of right-of-use asset	–	52	52
Modification of lease term of right-of-use asset	–	305	305
Ending balance	80,491	2,606	83,097

Accumulated depreciation
Beginning balance	–	(2,096)	(2,096)
Depreciation charge for the period [4]	–	(162)	(162)
Ending balance	–	(2,258)	(2,258)

Foreign currency translation difference
Beginning balance	27,158	223	27,381
Movement for the period	9,867	39	9,906
Ending balance	37,025	262	37,287

Net carrying value – December 31, 2024	$117,516	$610	$118,126

Schdule of Right of Use Assets
Year ended December 31, 2025	Land and Buildings	Equipment	Total
Cost
Beginning balance	$1,185	$48	$1,233
Addition	16	–	16
Ending balance	1,201	48	1,249

Accumulated depreciation
Beginning balance	(620)	(39)	(659)
Depreciation charge for the period [4]	(165)	(5)	(170)
Ending balance	(785)	(44)	(829)

Foreign currency translation difference
Beginning balance	38	(2)	36
Movement for the period	(24)	(1)	(25)
Ending balance	14	(3)	11

Net carrying value – December 31, 2025	$430	$1	$431
Year ended December 31, 2024	Land and Buildings	Equipment	Total
Cost
Beginning balance	$828	$48	$876
Addition	52	–	52
Modification of lease term	305	–	305
Ending balance	1,185	48	1,233

Accumulated depreciation
Beginning balance	(466)	(34)	(500)
Depreciation charge for the period [4]	(154)	(5)	(159)
Ending balance	(620)	(39)	(659)

Foreign currency translation difference
Beginning balance	(2)	(2)	(4)
Movement for the period	40	–	40
Ending balance	38	(2)	36

Net carrying value – December 31, 2024	$603	$7	$610